Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 1,045	$ 849
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 172,257	$ 177,354